December 3, 1998


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

               Re: Fiduciary Capital Growth Fund, Inc.
               File Nos. 2-73468 and 811-03235
               Rule 497(j) Certification


Ladies & Gentlemen:

          The  undersigned  officer of Fiduciary  Capital Growth Fund, Inc. (the
"Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

          1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 19 to Form N-1A Registration Statement filed by the Fund on November 30, 1998, which is the most recent amendment to such registration statement; and

          2. that the text of Post-Effective Amendment No. 19 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on November 30, 1998.


                                   Very truly yours,

                                   Fiduciary Capital Growth Fund, Inc.


                                   By: /S/